EXPENSES BY NATURE - Depreciation and amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant And Equipment, And Intangible Assets, Excluding Right Of Use Assets
Depreciation and Amortization [Line Items]
Depreciation and amortization expense	$ (7,751)	$ (7,668)	$ (7,346)
Property, plant and equipment
Depreciation and Amortization [Line Items]
Depreciation and amortization expense	(1,210)	(1,395)	(1,494)
Intangible assets
Depreciation and Amortization [Line Items]
Depreciation and amortization expense	(6,541)	(6,273)	(5,852)
Right of use assets
Depreciation and Amortization [Line Items]
Depreciation and amortization expense	$ (3,464)	$ (3,374)	$ (3,664)